Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of the 2015 Plan and the 2025 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2023	9,580
Restricted stock units granted	(624)
Restricted stock units forfeited	51
Available for grant at December 31, 2023	9,007
Restricted stock units granted	(1,225)
Restricted stock units forfeited	18

Available for grant at December 31, 2024	7,800
Authorized-2025 Plan	20,000
Terminated-2015 Plan	(7,749)
Restricted stock units granted	(1,460)
Restricted stock units forfeited	24

Available for grant at December 31, 2025	18,615

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2023	1,977	17.89	0.66
Restricted stock units granted	624	13.51
Restricted stock units vested	(1,460)	18.36
Restricted stock units forfeited	(51)	16.38

Non-vested at December 31, 2023	1,090	15.00	0.13
Restricted stock units granted	1,225	15.68
Restricted stock units vested	(1,089)	14.94
Restricted stock units forfeited	(18)	15.26

Non-vested at December 31, 2024	1,208	15.68	0.25
Restricted stock units granted	1,460	19.51
Restricted stock units vested	(1,186)	15.63
Restricted stock units forfeited	(24)	19.44

Non-vested at December 31, 2025	1,458	19.46	0.29

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2023, 2024 and 2025.

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Cost of sales	406	311	411
Research and development	11,709	11,284	17,874
Sales and marketing	1,858	1,954	3,428
General and administrative	3,574	3,407	4,570

	17,547	16,956	26,283